Business combination (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Purchase Price Allocation

The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of May 23, 2008 as summarized below:

	(in millions)		(in millions)
Purchase Price
Issue of 349,419,780 equity shares	Rs.	100,469.5	US$	2255.7
Direct acquisition costs		622.8		14.0
Issue of stock options to employees		1,677.1		37.7

Total purchase price		102,769.4		2,307.4

Assets acquired:
Cash and cash equivalents		20,567.5		461.8
Term placements		9,318.7		209.2
Investments, available for sale		57,236.7		1,285.1
Loans		152,030.3		3,413.3
Accrued interest receivable		2,296.9		51.6
Property and equipment, net		3,288.9		73.8
Intangible assets		16,002.0		359.3
Other assets		6,093.6		136.8

Total assets acquired		266,834.6		5,990.9

Liabilities assumed:
Deposits		208,155.7		4,673.4
Short-term borrowings		591.9		13.3
Accrued interest payable		2,349.0		52.7
Long-term debt		14,687.8		329.8
Accrued expenses and other liabilities		13,218.7		296.8

Total estimated liabilities acquired		239,003.1		5,366.0

Total fair value of net assets acquired		27,831.5		624.9

Goodwill	Rs.	74,937.9	US$	1,682.5

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

The estimated useful lives of the intangible assets as of May 23, 2008 were as follows:

	Fair value				Weighted average life
	(in millions)				(in years)
Intangible assets subject to amortization:
Branch network	Rs.	8,335.0	US$	187.1	6
Customer list		2,710.0		60.8	2
Core deposit		4,414.0		99.1	5
Favorable leases		543.0		12.2	15

Total	Rs.	16,002.0	US$	359.2	5.35